Basic and diluted net earnings (loss) per share - Narrative (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Earnings Per Share, Basic and Diluted EPS [Abstract]
Anti-diluted shares excludes the potential impact (in shares)	4,514,193	4,200,806